Earnings Per Share - Antidilutive Securities (Details) - shares		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 02, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities (in shares)		10,998,085	1,809,678	10,998,085	1,809,678	11,039,417	720,165	39,614
Unvested restricted stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities (in shares)		146,606	0	146,606	0	187,938	14,400	16,200
OP Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities (in shares)	1,726,323	1,809,678	1,809,678	1,809,678	1,809,678	1,809,678	22	22
OP Units | Advisor
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities (in shares)	83,333			1,461,753		1,461,753
OP Units | Limited Partner
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities (in shares)	22			22		22
Class B units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities (in shares)	1,726,323	0	0	0	0	0	705,743	23,392
OPP (LTIP Units)
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities (in shares)		9,041,801	0	9,041,801	0	9,041,801	0	0